BASIS OF PREPARATION	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
BASIS OF PREPARATION

2. BASIS OF PREPARATION

Statement of Compliance

These condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting”. The Company has prepared these financial statements on the basis that it will continue to operate as a going concern. These condensed consolidated interim financial statements include all necessary disclosures required for interim financial statements but do not include all disclosures required for annual financial statements. These condensed consolidated interim financial statements should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2025.

These condensed consolidated interim financial statements were authorized for issue by the Board of Directors on May 11, 2026.

Basis of consolidation

Each subsidiary is fully consolidated from the date of acquisition, being the date on which the Company obtains control, and continues to be consolidated until the date when such control ceases.

The condensed consolidated interim financial statements include the accounts and results of operations of the Company and its wholly owned subsidiaries listed in the following table:

Name of Subsidiary	Place of Incorporation	Ownership Interest
Draganfly Innovations Inc. (DII)	Canada	100%
Draganfly Innovations USA, Inc. (DI USA)	US	100%
Dronelogics Systems Inc. (“Dronelogics”)	Canada	100%

All intercompany balances and transactions were eliminated on consolidation.

2. BASIS OF PREPARATION (CONTINUED)

Reclassification

Certain prior year amounts have been reclassified to conform to the fiscal 2026 presentation. Overall results were not impacted by the reclassification of items within the Operating Expenses of the Consolidated Statements of Comprehensive Loss. For the quarter ended March 31, 2025 the reclassified amounts were as follows:

	March 31, 2025
	Before	Adjustment	After
Professional fees	$790,177	$(375,057)	$415,120
Office and miscellaneous	$537,689	$166,830	$704,519
Employee and management expenses	$1,641,319	$208,227	$1,849,546

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2026

Expressed in Canadian Dollars (unaudited)